Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Trading portfolio assets	£ 147,035	£ 127,950
Financial assets at fair value through the income statement	191,972	175,151
Derivative financial assets	262,572	302,446
Financial assets at fair value through other comprehensive income	61,753	78,688
Liabilities
Trading portfolio liabilities	(54,169)	(47,405)
Financial liabilities designated at fair value	(250,960)	(249,765)
Derivative financial liabilities	(256,883)	(300,775)
Fair value
Assets
Trading portfolio assets	147,035	127,950
Financial assets at fair value through the income statement	191,972	175,151
Derivative financial assets	262,572	302,446
Financial assets at fair value through other comprehensive income	61,753	78,688
Investment property	7	10
Total assets	663,339	684,245
Liabilities
Trading portfolio liabilities	(54,169)	(47,405)
Financial liabilities designated at fair value	(250,960)	(249,765)
Derivative financial liabilities	(256,883)	(300,775)
Total liabilities	(562,012)	(597,945)
Level 1 | Fair value
Assets
Trading portfolio assets	80,926	60,671
Financial assets at fair value through the income statement	5,093	4,503
Derivative financial assets	6,150	9,155
Financial assets at fair value through other comprehensive income	22,009	19,792
Investment property	0	0
Total assets	114,178	94,121
Liabilities
Trading portfolio liabilities	(27,529)	(24,391)
Financial liabilities designated at fair value	(174)	(159)
Derivative financial liabilities	(6,571)	(8,762)
Total liabilities	(34,274)	(33,312)
Level 2 | Fair value
Assets
Trading portfolio assets	63,828	65,416
Financial assets at fair value through the income statement	177,167	162,142
Derivative financial assets	252,412	288,822
Financial assets at fair value through other comprehensive income	39,706	58,743
Investment property	0	0
Total assets	533,113	575,123
Liabilities
Trading portfolio liabilities	(26,613)	(22,986)
Financial liabilities designated at fair value	(250,376)	(249,251)
Derivative financial liabilities	(244,253)	(285,774)
Total liabilities	(521,242)	(558,011)
Level 3
Assets
Total assets	16,048	15,001
Liabilities
Total liabilities	(6,496)	(6,622)
Level 3 | Fair value
Assets
Trading portfolio assets	2,281	1,863
Financial assets at fair value through the income statement	9,712	8,506
Derivative financial assets	4,010	4,469
Financial assets at fair value through other comprehensive income	38	153
Investment property	7	10
Total assets	16,048	15,001
Liabilities
Trading portfolio liabilities	(27)	(28)
Financial liabilities designated at fair value	(410)	(355)
Derivative financial liabilities	(6,059)	(6,239)
Total liabilities	£ (6,496)	£ (6,622)